Investment Strategy - Brookmont Dividend Growth ETF	Oct. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets primarily in dividend-paying equity securities. The Fund’s will focus its investments in U.S. large- and mid-capitalization companies that have demonstrated a consistent and sustainable history of growing their dividend payments over multiple years.

The Adviser employs a bottom-up, fundamentally driven investment process that emphasizes financial quality and capital discipline. The Adviser seeks to identify companies with strong free cash flow, manageable debt levels, durable competitive advantages, and shareholder-oriented management teams. These "quality" companies are expected to demonstrate reliable earnings growth and the capacity to increase dividend payouts over time, providing a potential source of income and capital appreciation.

While the Fund primarily invests in U.S.-listed companies, it may also invest in foreign companies that issue American Depositary Receipts (ADRs) traded on U.S. exchanges. The Fund’s portfolio typically maintains exposure across multiple economic sectors and is intended to mirror the sector allocation characteristics of the Russell 1000 Value Index, though sector weights may vary based on the Adviser’s assessment of market opportunities. The Fund generally avoids sector or industry concentration and aims to provide diversified exposure to reduce idiosyncratic risk.

The Fund will invest exclusively in equity securities. The Fund may engage in securities lending on an opportunistic basis to enhance returns but will not rely on it as a primary investment strategy.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets primarily in dividend-paying equity securities.